UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05608

PUBLIC FACILITY LOAN TRUST

(Exact name of registrant as specified in charter)

C/O U.S. BANK CORP TRUST DEPT
ONE FEDERAL STREET
BOSTON, MA	02110
(Address of principal executive offices)	(Zip Code)

GEORGE H. DAVISON, JR.
U.S. BANK CORPORATE TRUST SERVICES
ONE FEDERAL STREET, BOSTON, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:  617-603-6559

Date of fiscal year end:  DECEMBER 31

Date of reporting period:  JULY 1, 2004 – JUNE 30, 2005

Item 1.                                                           Proxy Voting Record.

The registrant held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	PUBLIC FACILITY LOAN TRUST

By (signature and title)*:	U.S. Bank National Association
	-By:	/s/ George H. Davison, Jr.
George H. Davison, Jr.
Officer

Date:	October 4, 2005

* Print the name and title of each signing officer under his or her signature.